Loans and Other Financing	12 Months Ended
Dec. 31, 2020
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Loans and Other Financing
NOTE 10. LOANS AND OTHER FINANCING

The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.20	12.31.19
Non-financial Public Sector	334	9,297
Argentine Central Bank	13,195	30,460
Financial Institutions	14,700,600	14,697,129
Loans	14,700,600	14,697,129
Non-financial Private Sector and Residents Abroad	548,953,562	508,591,528
Loans	537,206,661	492,932,211
Advances	29,219,431	21,635,827
Notes	143,769,344	102,214,820
Mortgage Loans	16,486,335	20,492,746
Pledge Loans	11,586,593	4,368,295
Personal Loans	36,504,158	37,637,281
Credit Card Loans	241,793,015	203,475,676
Other Loans	36,431,415	84,111,147
Accrued Interest, Adjustments and Quotation Differences Receivable	23,649,868	20,755,403
Documented Interest	(2,233,498)	(1,758,984)
Financial Leases	1,855,070	3,030,008
Other Financing	9,891,831	12,629,309
Less: Allowances	(37,233,572)	(35,184,262)

Total	526,434,119	488,144,152

Classification of Loans and Other Financing as per situation and guarantees received, is detailed in Schedule B.
The concentration of Loans and Other Financing is detailed in Schedule C.
The breakdown for term of Loans and Other Financing is detailed in Schedule D.
The risk analysis for Loans and Other Financing is presented in Note 45.
The information with related parties is disclosed in Note 51.